S000003897 [Member] Expense Example - Putnam VT Focused International Equity Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,021
Class IB Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	$ 1,313